                                     [LOGO]

                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6



                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-3232-C (12/97)
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                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     [PHOTO]


                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account-6.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.



                                                  /s/ Joseph J. Gasper
                                                 Joseph J. Gasper, President

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:

      Evergreen - VA Aggressive Growth Fund (EvAggrGro)
         168,405 shares (cost $1,773,493) .......................................     $  1,869,292

      Evergreen - VA Foundation Fund (EvFound)
         2,099,936 shares (cost $23,743,431) ....................................       28,433,133

      Evergreen - VA Fund (EvFund)
         1,163,773 shares (cost $13,931,246) ....................................       17,328,583

      Evergreen - VA Global Leaders Fund (EvGloLead)
         268,669 shares (cost $2,850,721) .......................................        2,898,942

      Evergreen - VA Growth and Income Fund (EvGrInc)
         1,752,595 shares (cost $21,455,578) ....................................       26,797,181

      Evergreen - VA Strategic Income Fund (EvStratInc)
         216,179 shares (cost $2,195,389) .......................................        2,205,031

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         151,877 shares (cost $1,836,692) .......................................        2,062,492

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         138,718 shares (cost $2,556,492) .......................................        2,663,389

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         104,866 shares (cost $1,658,109) .......................................        1,888,644

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         59,861 shares (cost $1,086,795) ........................................        1,193,636

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         78,394 shares (cost $1,309,941) ........................................        1,510,646

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         25,536 shares (cost $284,920) ..........................................          290,598

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         1,713,302 shares (cost $1,713,302) .....................................        1,713,302
                                                                                      ------------

            Total investments ...................................................       90,854,869

   Accounts receivable ..........................................................           -
                                                                                      ------------
            Total assets ........................................................       90,854,869

ACCOUNTS PAYABLE ................................................................           59,147
                                                                                      ------------
CONTRACT OWNERS' EQUITY .........................................................     $ 90,795,722
                                                                                      ============

                                                                                                                        ANNUAL
Contract owners' equity represented by:                           UNITS             UNIT VALUE                          RETURN
                                                               ---------           ------------                         ------
Contracts in accumulation phase:
      Evergreen - VA Aggressive Growth Fund:
         Tax qualified ..................................         32,233           $  10.970866      $   353,624        10%(a)
         Non-tax qualified ..............................         36,965              10.970866          405,538        10%(a)
         Initial Funding by Depositor (note 1a) .........        100,000              11.100000        1,110,000        11%(a)
      Evergreen - VA Foundation Fund:
         Tax qualified ..................................        513,556              14.357474        7,373,367        26%
         Non-tax qualified ..............................      1,362,798              14.357474       19,566,337        26%
         Initial Funding by Depositor (note 1a) .........        100,000              14.733127        1,473,313        28%
      Evergreen - VA Fund:
         Tax qualified ..................................        253,280              15.352653        3,888,520        35%
         Non-tax qualified ..............................        772,073              15.352653       11,853,369        35%
         Initial Funding by Depositor (note 1a) .........        100,000              15.754272        1,575,427        37%
      Evergreen - VA Global Leaders Fund:
         Tax qualified ..................................         61,612              10.753040          662,516         8%(a)
         Non-tax qualified ..............................        106,774              10.753040        1,148,145         8%(a)
         Initial Funding by Depositor (note 1a) .........        100,000              10.879585        1,087,959         9%(a)
      Evergreen - VA Growth and Income Fund:
         Tax qualified ..................................        406,022              15.614450        6,339,810        33%
         Non-tax qualified ..............................      1,206,385              15.614450       18,837,038        33%
         Initial Funding by Depositor (note 1a) .........        100,000              16.022979        1,602,298        35%
      Evergreen - VA Strategic Income Fund:
         Tax qualified ..................................         30,744              10.405791          319,916         4%(a)
         Non-tax qualified ..............................         79,968              10.405791          832,130         4%(a)
         Initial Funding by Depositor (note 1a) .........        100,000              10.528287        1,052,829         5%(a)
      Fidelity VIP - High Income Portfolio:
         Tax qualified ..................................         31,204              12.549013          391,579        16%
         Non-tax qualified ..............................        133,009              12.549013        1,669,132        16%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified ..................................         32,632              11.984120          391,066        10%
         Non-tax qualified ..............................        189,428              11.984120        2,270,128        10%
      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..................................         35,177              13.208527          464,636        19%
         Non-tax qualified ..............................        107,673              13.208527        1,422,202        19%
      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..................................         10,250              11.841787          121,378        18%(a)
         Non-tax qualified ..............................         90,497              11.841787        1,071,646        18%(a)
      Fidelity VIP-III - Growth Opportunities Portfolio:
         Tax qualified ..................................         14,976              12.196412          182,653        22%(a)
         Non-tax qualified ..............................        108,817              12.196412        1,327,177        22%(a)
      Nationwide SAT - Government Bond Fund:
         Tax qualified ..................................          7,513              11.157782           83,828         8%
         Non-tax qualified ..............................         18,506              11.157782          206,486         8%
      Nationwide SAT - Money Market Fund:
         Tax qualified ..................................         64,006              10.691554          684,324         4%
         Non-tax qualified ..............................         96,090              10.691554        1,027,351         4%
                                                                 =======              =========      -----------
                                                                                                     $90,795,722
                                                                                                     ===========

(a)  This investment option was not being utilized for the entire period.


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

       YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 28, 1996
             (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996


                                                                     TOTAL                           EVAGGRGRO
                                                          ------------------------------  ------------------------------
                                                                1997           1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................     $      921,552         314,578              -               -
Mortality, expense and administration
  charges (note 2) ..................................           (718,940)       (230,324)         (2,625)             -
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................            202,612          84,254          (2,625)             -
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............          5,439,115       3,463,306         146,318              -
Cost of mutual fund shares sold .....................         (5,092,331)     (3,318,706)       (130,185)             -
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............            346,784         144,600          16,133              -
Change in unrealized gain (loss) on investments .....         10,826,924       3,631,834          95,799              -
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................         11,173,708       3,776,434         111,932              -
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................          2,934,325          99,762              -               -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............         14,310,645       3,960,450         109,307              -
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................         40,652,403      34,210,736       1,713,176              -
Transfers between funds .............................                 -               -           49,795              -
Redemptions .........................................         (1,288,100)       (939,197)         (2,987)             -
Annuity benefits ....................................                 -               -               -               -
Annual contract maintenance charge (note 2) .........                 -               -               -               -
Contingent deferred sales charges (note 2) ..........            (22,638)        (10,938)             -               -
Adjustments to maintain reserves ....................            (59,518)        (18,121)           (129)             -
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................         39,282,147      33,242,480       1,759,855              -
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         53,592,792      37,202,930       1,869,162              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........         37,202,930              -               -               -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $   90,795,722      37,202,930       1,869,162              -
                                                          ==============  ==============  ==============  ==============



                                                                     EVFOUND                            EVFUND
                                                          ------------------------------   ------------------------------
                                                                1997            1996            1997             1996
                                                          -------------   --------------   --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................            432,577          198,005          52,250          30,422
Mortality, expense and administration
  charges (note 2) ..................................           (240,775)         (91,479)       (134,972)        (44,791)
                                                           -------------   --------------  --------------  --------------
  Net investment activity ...........................            191,802          106,526         (82,722)        (14,369)
                                                           -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............            454,441          628,605         386,577         777,720
Cost of mutual fund shares sold .....................           (345,923)        (579,851)       (280,189)       (728,366)
                                                           -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............            108,518           48,754         106,388          49,354
Change in unrealized gain (loss) on investments .....          3,160,540        1,529,162       2,689,609         707,727
                                                           -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................          3,269,058        1,577,916       2,795,997         757,081
                                                           -------------   --------------  --------------  --------------
Reinvested capital gains ............................          1,140,621           69,241         707,913          17,746
                                                           -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............          4,601,481        1,753,683       3,421,188         760,458
                                                           -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................          9,758,419       13,006,150       6,120,181       6,422,691
Transfers between funds .............................            435,226         (351,281)        677,468         190,759
Redemptions .........................................           (349,437)        (405,849)       (170,640)        (85,839)
Annuity benefits ....................................                 -                -               -               -
Annual contract maintenance charge (note 2) .........                 -                -               -               -
Contingent deferred sales charges (note 2) ..........             (5,566)          (2,207)         (3,401)           (592)
Adjustments to maintain reserves ....................            (20,320)          (7,282)        (11,406)         (3,551)
                                                           -------------   --------------  --------------  --------------
    Net equity transactions .........................          9,818,322       12,239,531       6,612,202       6,523,468
                                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         14,419,803       13,993,214      10,033,390       7,283,926
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........         13,993,214               -        7,283,926              -
                                                           -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............         28,413,017       13,993,214      17,317,316       7,283,926
                                                           =============   ==============  ==============  ==============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

       YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 28, 1996
             (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                      EVGLOLEAD                      EVGRINC
                                                          ------------------------------  ------------------------------
                                                                1997         1996              1997             1996
                                                          --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .................................    $       13,693              -          107,784          50,189
Mortality, expense and administration
  charges (note 2) ...................................            (6,316)             -         (215,211)        (63,514)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ............................             7,377              -         (107,427)        (13,325)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ................            94,457              -          260,180         474,448
Cost of mutual fund shares sold ......................           (83,425)             -         (200,097)       (438,017)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ................            11,032              -           60,083          36,431
Change in unrealized gain (loss) on investments ......            48,221              -        4,175,082       1,166,522
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments .....................            59,253              -        4,235,165       1,202,953
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains .............................             6,846              -          851,646          12,775
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............            73,476              -        4,979,384       1,202,403
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................         2,688,641              -       10,489,601       9,962,121
Transfers between funds ..............................           142,364              -          774,340         (54,657)
Redemptions ..........................................            (5,540)             -         (301,923)       (239,597)
Annuity benefits .....................................                -               -               -               -
Annual contract maintenance charge (note 2) ..........                -               -               -               -
Contingent deferred sales charges (note 2) ...........                -               -           (6,093)         (3,203)
Adjustments to maintain reserves .....................              (321)             -          (18,127)         (5,103)
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ..........................         2,825,144              -       10,937,798       9,659,561
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................         2,898,620              -       15,917,182      10,861,964
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........                -               -       10,861,964              -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................    $    2,898,620              -       26,779,146      10,861,964
                                                          ==============  ==============  ==============  ==============


                                                                      EVSTRATINC                      FIDVIPHI
                                                           -----------------------------   ------------------------------
                                                               1997            1996             1997            1996
                                                           -------------   -------------   --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .................................            58,403               -           81,089              -
Mortality, expense and administration
  charges (note 2) ...................................            (3,818)              -          (21,420)         (6,030)
                                                           -------------   --------------  --------------  --------------
  Net investment activity ............................            54,585               -           59,669          (6,030)
                                                           -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ................            27,364               -          135,073          61,931
Cost of mutual fund shares sold ......................           (26,954)              -         (123,630)        (57,308)
                                                           -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ................               410               -           11,443           4,623
Change in unrealized gain (loss) on investments ......             9,641               -          169,861          55,938
                                                           -------------   --------------  --------------  --------------
  Net gain (loss) on investments .....................            10,051               -          181,304          60,561
                                                           -------------   --------------  --------------  --------------
Reinvested capital gains .............................             3,203               -           10,022              -
                                                           -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............            67,839               -          250,995          54,531
                                                           -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................         2,031,686               -          793,624         939,039
Transfers between funds ..............................           110,007               -          (67,359)        197,028
Redemptions ..........................................            (4,481)              -          (37,261)        (65,842)
Annuity benefits .....................................                -                -               -               -
Annual contract maintenance charge (note 2) ..........                -                -               -               -
Contingent deferred sales charges (note 2) ...........                -                -           (1,077)           (712)
Adjustments to maintain reserves .....................              (176)              -           (1,783)           (472)
                                                           -------------   --------------  --------------  --------------
    Net equity transactions ..........................         2,137,036               -          686,144       1,069,041
                                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................         2,204,875               -          937,139       1,123,572
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........                -                -        1,123,572              -
                                                         --------------   --------------  --------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................         2,204,875               -        2,060,711       1,123,572
                                                         ===============  ==============  ===============  ==============

                         NATIONWIDE VARIABLE ACCOUNT-6
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

       YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 28, 1996
             (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                      FIDVIPOV                      FIDVIPAM
                                                          ------------------------------  ------------------------------
                                                                1997           1996             1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................     $       25,789              -           44,528              -
Mortality, expense and administration
  charges (note 2) ..................................            (28,305)         (8,447)        (21,642)         (7,687)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................             (2,516)         (8,447)         22,886          (7,687)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............            134,986          98,476         183,404          12,235
Cost of mutual fund shares sold .....................           (125,100)        (93,486)       (168,748)        (11,509)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............              9,886           4,990          14,656             726
Change in unrealized gain (loss) on investments .....             32,191          74,706         135,695          94,841
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................             42,077          79,696         150,351          95,567
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................            102,376              -          111,698              -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............            141,937          71,249         284,935          87,880
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................          1,095,522       1,073,351         457,162       1,146,468
Transfers between funds .............................            154,310         195,914         (24,319)            (63)
Redemptions .........................................            (55,512)        (10,858)        (47,012)        (13,696)
Annuity benefits ....................................                 -               -               -               -
Annual contract maintenance charge (note 2) .........                 -               -               -               -
Contingent deferred sales charges (note 2) ..........             (1,667)           (223)         (1,956)           (209)
Adjustments to maintain reserves ....................             (2,173)           (656)         (1,822)           (530)
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................          1,190,480       1,257,528         382,053       1,131,970
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............          1,332,417       1,328,777         666,988       1,219,850
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........          1,328,777              -        1,219,850              -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $    2,661,194       1,328,777       1,886,838       1,219,850
                                                          ==============  ==============  ==============  ==============


                                                                   FIDVIPCON                        FIDVIPGROP
                                                          ------------------------------  ------------------------------
                                                                1997           1996             1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................                -                -               -               -
Mortality, expense and administration
  charges (note 2) ..................................            (7,563)              -           (9,859)             -
                                                          -------------   --------------  --------------  --------------
  Net investment activity ...........................            (7,563)              -           (9,859)             -
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............            43,360               -            8,378              -
Cost of mutual fund shares sold .....................           (41,279)              -           (7,246)             -
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............             2,081               -            1,132              -
Change in unrealized gain (loss) on investments .....           106,841               -          200,704              -
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................           108,922               -          201,836              -
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ............................                -                -               -               -
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............           101,359               -          191,977              -
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................           833,310               -        1,126,943              -
Transfers between funds .............................           278,193               -          202,051              -
Redemptions .........................................           (19,227)              -          (10,326)             -
Annuity benefits ....................................                -                -               -               -
Annual contract maintenance charge (note 2) .........                -                -               -               -
Contingent deferred sales charges (note 2) ..........                -                -               -               -
Adjustments to maintain reserves ....................              (611)              -             (815)             -
                                                          -------------   --------------  --------------  --------------
    Net equity transactions .........................         1,091,665               -        1,317,853              -
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         1,193,024               -        1,509,830              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........                -                -               -               -
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............         1,193,024               -        1,509,830              -
                                                          =============   ==============  ==============  ==============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

       YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 28, 1996
             (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                     NSATGVTBD                     NSATMYMKT
                                                          ------------------------------  ------------------------------
                                                                1997            1996           1997           1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .................................    $       14,524          11,321          90,915          24,641
Mortality, expense and administration
  charges (note 2) ...................................            (3,173)         (1,860)        (23,261)         (6,516)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ............................            11,351           9,461          67,654          18,125
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ................           167,781          51,891       3,396,796       1,358,000
Cost of mutual fund shares sold ......................          (162,759)        (52,169)     (3,396,796)     (1,358,000)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ................             5,022            (278)             -               -
Change in unrealized gain (loss) on investments ......             2,740           2,938              -               -
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments .....................             7,762           2,660              -               -
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains .............................                -               -               -               -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............            19,113          12,121          67,654          18,125
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................          151,591         254,941       3,392,547       1,405,975
Transfers between funds ..............................           (1,011)             -       (2,731,065)       (177,700)
Redemptions ..........................................          (95,353)        (50,556)       (188,401)        (66,960)
Annuity benefits .....................................               -               -               -               -
Annual contract maintenance charge (note 2) ..........               -               -               -               -
Contingent deferred sales charges (note 2) ...........             (176)             -           (2,702)         (3,792)
Adjustments to maintain reserves .....................             (264)            (92)         (1,571)           (435)
                                                         --------------   -------------   -------------   -------------
    Net equity transactions ..........................           54,787         204,293         468,808       1,157,088
                                                         --------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................           73,900         216,414         536,462       1,175,213
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........          216,414              -        1,175,213              -
                                                         --------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................   $      290,314         216,414       1,711,675       1,175,213
                                                         ==============   =============   =============   =============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Aggressive Growth Fund, 100,000 shares of the Evergreen - VA Global Leaders Fund and 100,000 shares of the Evergreen - VA Strategic Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. The value of the units purchased by the Company on March 3, 1997 was $3,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Aggressive Growth Fund (EvAggrGro) Evergreen - VA Foundation Fund (EvFound) Evergreen - VA Fund (EvFund)
                Evergreen - VA Global Leaders Fund (EvGloLead) Evergreen - VA Growth and Income Fund (EvGrInc) Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
               (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
               (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

 (2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report



TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for the year then ended and the period February 28, 1996 (commencement of operations) through December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-6 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the year then ended and the period February 28, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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